OTHER INVESTMENTS (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) shares
Disclosure of Other Investments [Line Items]
Units of Max Resource Corp acquired | shares	6,600,000
Level 1 [Member]
Disclosure of Other Investments [Line Items]
Marketable securities	$ 9,774
Level 3 [Member]
Disclosure of Other Investments [Line Items]
Marketable securities	$ 261